Goodwill and intangible assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of Future Amortization Expenses of Intangible Assets

Future expected amortization expense of the Company’s intangible assets as of December 26, 2020 is as follows:

	Franchisee
Fiscal Years Ending	Relationships	Rights	Lease Assets
2021	$11,428	$6,555	$48
2022	11,428	6,555	12
2023	11,428	6,555	—
2024	11,428	6,555	—
2025	11,428	6,555	—
Thereafter	31,584	27,894	—
Total	$88,724	$60,669	$60

Summary of goodwill and intangible assets

	December 26, 2020
	Weighted Average
	Remaining Useful	Gross Carrying	Accumulated	Net Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.74	$114,594	$(25,870)	$88,724
Reacquired rights	9.19	68,973	(8,304)	60,669
Favorable lease assets	1.24	170	(110)	60
		183,737	(34,284)	149,453

Indefinite-lived intangible: Trade name	N/A	63,814	—	63,814
Total intangible assets		$247,551	$(34,284)	$213,267
Goodwill		$328,551	$—	$328,551

	December 28, 2019
	Weighted Average
	Remaining Useful	Gross Carrying	Accumulated	Net Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	8.74	$114,594	$(14,442)	$100,152
Reacquired rights	9.92	36,182	(1,847)	34,335
Favorable lease assets	2.24	170	(61)	109
		150,946	(16,350)	134,596
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$214,760	$(16,350)	$198,410
Goodwill		$328,551	$—	$328,551

European Wax Center, Inc. and Subsidiaries
Summary of Intangible Assets

A summary of intangible assets as of September 25, 2021 and December 26, 2020 is as follows:

	September 25, 2021
	Weighted
	Average
	Remaining	Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.00	$114,594	$(34,396)	$80,198
Reacquired rights	8.56	76,545	(13,833)	62,712
Favorable lease assets	0.47	170	(147)	23
		191,309	(48,376)	142,933
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$255,123	$(48,376)	$206,747

	December 26, 2020
	Weighted Average	Gross		Net
	Remaining Useful	Carrying	Accumulated	Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.74	$114,594	$(25,870)	$88,724
Reacquired rights	9.19	68,973	(8,304)	60,669
Favorable lease assets	1.24	170	(110)	60
		183,737	(34,284)	149,453
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$247,551	$(34,284)	$213,267

Schedule of Future Amortization Expenses of Intangible Assets

Future expected amortization expense of the Company’s intangible assets as of September 25, 2021 is as follows:

	Franchisee	Reacquired	Favorable
Fiscal Years Ending	Relationships	Rights	Lease Assets
2021 (from September 26, 2021)	$2,899	$1,840	$14
2022	11,595	7,363	9
2023	11,595	7,363	—
2024	11,595	7,363	—
2025	11,595	7,363	—
Thereafter	30,919	31,420	—
Total	$80,198	$62,712	$23